Warrants - Schedule of Warrants Issued and Outstanding (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		553,906	1,025,816
Exercise Price (CAD$)		$ 7.25	$ 7.81
Weighted Average Contractual Life (years)		5 months 12 days	11 months 8 days
April 9, 2025 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		311,526	311,526
Exercise Price (CAD$)		$ 8.025	$ 8.025
Weighted Average Contractual Life (years)		3 months 7 days	1 year 3 months 7 days
Expiry Date	[1]	April 9, 2025(1)	April 9, 2025(1)
September 9, 2025 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		242,380	242,380
Exercise Price (CAD$)		$ 6.25	$ 6.25
Weighted Average Contractual Life (years)		8 months 8 days	1 year 8 months 8 days
Expiry Date	[1]	September 9, 2025(1)	September 9, 2025(1)
March 16, 2024 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding			249,688
Exercise Price (CAD$)			$ 10.01
Weighted Average Contractual Life (years)			2 months 15 days
Expiry Date	[1]		March 16, 2024(1)
June 18, 2024 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding			222,222
Exercise Price (CAD$)			$ 6.75
Weighted Average Contractual Life (years)			5 months 19 days
Expiry Date	[1]		June 18, 2024(1)

[1]	Broker warrants.